SEGMENTED INFORMATION - Geographic segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segmented Information
Metal sales	$ 3,729.4	$ 4,213.4
Property, plant and equipment	7,617.7	7,653.5
United States
Segmented Information
Metal sales	1,292.0	1,318.9
Property, plant and equipment	1,818.5	2,043.7
Russia
Segmented Information
Metal sales	862.8	904.6
Property, plant and equipment	616.1	604.0
Brazil
Segmented Information
Metal sales	987.9	960.7
Property, plant and equipment	1,672.7	1,721.5
Chile
Segmented Information
Metal sales	5.0	16.1
Property, plant and equipment	779.9	653.5
Mauritania
Segmented Information
Metal sales	314.7	718.0
Property, plant and equipment	2,419.9	2,289.2
Ghana
Segmented Information
Metal sales	267.0	295.1
Property, plant and equipment	$ 310.6	$ 341.6